Taxation - Exceptional tax (credits)/charges (Detail) € in Millions, £ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2017 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		£ 898		£ 596		£ 732
Other external charges		2,285		1,849		2,124
Other Exceptional Finance Cost		9		0		0
Current tax expense (income)		863		634		591
French tax audit settlement
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		61	€ 69	0		0
Tax related costs		88	100
Other external charges		18	21	0		0
Other Exceptional Finance Cost		9	€ 10	0		0
Tax rate change in the Netherlands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		(51)		0		0
Sale of businesses and brands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		33		0		7
Guaranteed minimum pension equalisation
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		(4)		0		0
US tax reform
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		0		(354)		0
UK transfer pricing settlement
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		0		143		0
Tax assessment notice payment	£ 107
Current tax expense (income)				47
UK industrial building allowance
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		0		21		0
Brand and tangible asset impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		0		(13)		0
Customer claim in India
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		0		0		(11)
Other external charges		0		0		32
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		39		(203)		(4)
Other external charges		£ 53		0		£ 42
Tax Cuts and Jobs Act
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				(354)	$ (478)
Remeasurement of deferred tax assets on post employment liabilities and share-based incentive plans to other comprehensive income				11	15
France
Disclosure Of Exceptional Tax Expense Income [Line Items]
Potential liability							£ 213	€ 241
US tax reform remeasuring deferred tax liabilities | Tax Cuts and Jobs Act
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				(363)	(490)
US tax reform repatriation of untaxed foreign earnings | Tax Cuts and Jobs Act
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges				£ 9	$ 12